Employee benefits (Details 8) - Parent Company Gratuity plan [Member] ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
During the year ended March 31, 2019 (estimated)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 49
March 31, 2019
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	244
March 31, 2020
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	219
March 31, 2021
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	212
March 31, 2022
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	208
March 31, 2023
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	208
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 2,951